PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY AND EQUIPMENT.
PROPERTY AND EQUIPMENT

NOTE 21 — PROPERTY AND EQUIPMENT

	2018	2017
As at 31 December	US$’000	US$’000
Property and equipment, at cost	4,177	3,628
Accumulated depreciation	(2,823)	(2,382)
Total property and equipment	1,354	1,246

a) Movements in carrying amounts:
Balance at beginning of period	1,246	1,211
Amounts capitalised during the period	549	659
Amounts disposed of during the period	—	(122)
Depreciation expense	(441)	(502)
Balance at end of period	1,354	1,246